RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Related Party [Abstract]
Short-term employee benefits	$ 5,338	$ 8,615
Post-employment benefits	204	2,995
Share-based payments	11,066	12,592
Key management personnel compensation	$ 16,608	$ 24,202